CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue
Licensing and collaboration revenue	$ 103,204	$ 18,111,491	$ 9,292,724
Operating expenses and income
Research and development expenses	(28,781,412)	(36,639,146)	(81,339,540)
Third parties	(26,837,889)	(33,978,642)	(46,212,077)
Related parties	(1,943,523)	(2,660,504)	(35,127,463)
Administrative expenses	(7,273,335)	(8,672,843)	(11,873,867)
Other operating income, net		3,480,632
Loss from operations	(35,951,543)	(23,719,866)	(83,920,683)
Interest and investment income	3,801,345	4,283,085	377,501
Interest expense	(851,874)	(1,107,820)	(693,323)
Other income, net	466,620	1,843,437	2,168,388
Foreign exchange gain (loss), net	(906,212)	1,446,202	2,555,325
Loss before income tax	(33,441,664)	(17,254,962)	(79,512,792)
Income tax benefit (expense)	17,553	(1,691,408)	(459,055)
Net loss attributable to Adagene Inc.'s shareholders	(33,424,111)	(18,946,370)	(79,971,847)
Other comprehensive income (loss)
Foreign currency translation adjustments, net of nil tax	1,273,185	(950,783)	(755,324)
Total comprehensive loss attributable to Adagene Inc.'s shareholders	(32,150,926)	(19,897,153)	(80,727,171)
Net Income (Loss)	(33,424,111)	(18,946,370)	(79,971,847)
Net loss attributable to ordinary shareholders	$ (33,424,111)	$ (18,946,370)	$ (79,971,847)
Weighted average number of ordinary shares used in per share calculation:
-Basic	56,287,903	54,737,530	54,135,084
-Diluted	56,287,903	54,737,530	54,135,084
Net loss per ordinary share
-Basic	$ (0.59)	$ (0.35)	$ (1.48)
-Diluted	$ (0.59)	$ (0.35)	$ (1.48)